Charter arrangements, Shipping Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Shipping revenues		$ 497,197	$ 567,835	$ 556,075
Other revenues	[1]	1,203	3,938	4,481
Total revenues		498,400	571,773	560,556
IFRS 15 [Member]
Revenues [Abstract]
Total revenues		383,182	507,569	504,529
Time Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues	[2]	145,800	82,640	74,989
Time Charter Revenues [Member] | IFRS 15 [Member]
Revenues [Abstract]
Total revenues		30,582	18,436	18,961
Voyage Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues	[3]	$ 351,397	$ 485,195	$ 481,087

[1]	Other revenues mainly relate to technical management services provided and are presented in accordance with IFRS 15.
[2]	The majority of time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $30,582 thousand, $18,436 thousand, and $18,961 thousand, for 2025, 2024 and 2023, respectively, is recognized in accordance with IFRS 15.
[3]	Voyage charter revenues are related to revenue from spot charters and are presented in accordance with IFRS 15.